Trade and other payables	12 Months Ended
Dec. 31, 2017
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Trade and other payables
19.	Trade and other payables

As of December 31, 2017 and 2016, the Group’s trade and other payables consisted of the following:

	As of December 31, 2016	As of December 31, 2017
Payables to merchants	6,696	9,178
Deposits received from agents	4,030	3,638
Deposits received from individual customers	3,961	4,726
Payment processing fees payable	504	469
Unsettled money remittances	433	586
Accrued personnel expenses and related taxes	323	353
Payables to vendors	338	536
Payables for rent	24	37
Other advances received	19	76

Total trade and other payables	16,328	19,599